UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Basswood Partners, L.L.C.

Address:  645 Madison Avenue-10th Floor
          New York, New York 10022


13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500


Signature, Place and Date of Signing:


/s/ Matthew Lindenbaum            New York, New York                5/14/04
------------------------          ------------------              -----------
     [Signature]                   [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  5
                                                    -

Form 13F Information Table Entry Total:            90
                                                   --

Form 13F Information Table Value Total:    $1,785,418
                                           ----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No. Form 13F File Number    Name

1        1        28-                Basswood Capital Management, LLC

         2        28-                Basswood International Fund, Inc.

         3        28-                Basswood Financial Partners, L.P.

         4.       28-                Basswood Opportunity Partners, L.P.

         5.       28-                Basswood Opportunity Fund, Inc.


                                                    FORM 13F INFORMATION TABLE

                                   Item 2:              Item 4:            Item 5:                  Item 7:          Item 8:
Item 1:                            Title    Item 3:     Fair         Shares or           Item 6:    Mgrs    Voting Authority(shares)
Name of Issuer                      of      CUSIP       Mkt Value    Principal SHRS/PRN Investment  See    (a)Sole (b)Shared (c)None
                                   Class    Number      USD          Amt       Put/Call Discretion  Inst.V
Accenture Ltd (ACN)                Common  013330972     4,987,280    201,100     SHRS      X      1,2,3,4,5            X
American Woodmark Corp (AMWD)      Common  030506109       256,934      3,866     SHRS      X      1,2,3,4,5            X
Amerigroup Corporation (AGP)       Common  03073T102     3,354,380     73,400     SHRS      X      1,2,3,4,5            X
Amerisourcebergen Corp (ABC)       Common  03073E105     5,258,576     96,170     SHRS      X      1,2,3,4,5            X
Astoria Financial Corp. (AF)       Common  046265104    29,537,293    776,684     SHRS      X      1,2,3,4,5            X
Avalonbay Communities Inc. (AVB)   Common  053484101     4,191,188     78,223     SHRS      X      1,2,3,4,5            X
Banc One Corp. (ONE)               Common  06423A103    31,923,205    585,532     SHRS      X      1,2,3,4,5            X
Bank of America Corp. (BAC)        Common  060505104    11,221,561    138,572     SHRS      X      1,2,3,4,5            X
Bank of New York (BK)              Common  064057102     2,681,595     85,130     SHRS      X      1,2,3,4,5            X
Bay View Capital Corp. (BVC)       Common  07262L101       207,372     92,992     SHRS      X      1,2,3,4,5            X
Bear Stearns (BSC)                 Common  073902108    44,310,880    505,370     SHRS      X      1,2,3,4,5            X
Beazer Homes (BZH)                 Common  07556Q105    77,611,695    732,808     SHRS      X      1,2,3,4,5            X
Beazer Homes (BZH)                 Common  07556Q105    25,863,222    244,200    CALLS      X      1,2,3,4,5            X
Bisys Group Inc (BSG)              Common  055472104    11,050,253    659,323     SHRS      X      1,2,3,4,5            X
Boston Properties Inc. (BXP)       Common  101121101     3,149,165     57,985     SHRS      X      1,2,3,4,5            X
Brookfield Property Corp. (BPO)    Common  112900105     2,987,929     96,044     SHRS      X      1,2,3,4,5            X
Brown & Brown Inc. (BRO)           Common  115236101     2,941,496     75,890     SHRS      X      1,2,3,4,5            X
Burlington Northern Santa Fe (BNI) Common  12189T104    14,938,749    474,246     SHRS      X      1,2,3,4,5            X
Cemex S A (CX)                     Common  151290889    38,781,029  1,300,504     SHRS      X      1,2,3,4,5            X
Cemex S A (CX)                     Common  151290889    12,819,618    429,900    CALLS      X      1,2,3,4,5            X
Centex Corp (CTX)                  Common  152312104    19,901,216    368,132     SHRS      X      1,2,3,4,5            X
Citigroup Inc. (C)                 Common  172967101    58,289,558  1,127,457     SHRS      X      1,2,3,4,5            X
City National Corp. (CYN)          Common  178566105    16,931,035    282,655     SHRS      X      1,2,3,4,5            X
Comerica, Inc. (CMA)               Common  200340107    10,992,521    202,366     SHRS      X      1,2,3,4,5            X
Commerce Bancorp Inc. (CBH)        Common  200519106    52,681,469    799,658     SHRS      X      1,2,3,4,5            X
Countrywide Financial
   Corporation (CFC)               Common  222372104   108,780,840  1,134,316     SHRS      X      1,2,3,4,5            X
Countrywide Financial
   Corporation (CFC)               Common  222372104    21,817,237    227,500    CALLS      X      1,2,3,4,5            X
Countrywide Financial
   Corporation (CFC)               Common  222372104    12,706,743    132,500    CALLS      X      1,2,3,4,5            X
D. R. Horton, Inc. (DHI)           Common  23331A109    27,500,784    776,200     SHRS      X      1,2,3,4,5            X
Dell Inc. (DELL)                   Common  247025109     2,973,655     88,449     SHRS      X      1,2,3,4,5            X
Emcor Group Inc. (EME)             Common  29084Q100    22,261,009    606,567     SHRS      X      1,2,3,4,5            X
Federated Investors Inc. (FII)     Common  314211103    49,691,553  1,581,023     SHRS      X      1,2,3,4,5            X
Fidelity National
   Financial Inc. (FNF)            Common  316326107    57,825,303  1,460,234     SHRS      X      1,2,3,4,5            X
Fifth Third Bancorp (FITB)         Common  316773100     5,183,020     93,607     SHRS      X      1,2,3,4,5            X
Finova Corp. (FNVG)                Common  317928109        37,165     92,912     SHRS      X      1,2,3,4,5            X
First American Corp. (FAF)         Common  318522307    42,881,097  1,409,635     SHRS      X      1,2,3,4,5            X
Fleetboston Financial Corp. (FBF)  Common  339030108    43,313,092    964,657     SHRS      X      1,2,3,4,5            X
Fomento Economico Mexicano (FMX)   Common  23331A109    24,997,135    507,350     SHRS      X      1,2,3,4,5            X
Freddie Mac (FRE)                  Common  313400301    61,226,675  1,036,686     SHRS      X      1,2,3,4,5            X
FTI Consulting Inc. (FCN)          Common  302941109     3,230,374    193,900     SHRS      X      1,2,3,4,5            X
GATX Corp (GMT)                    Common  361448103     6,865,428    309,672     SHRS      X      1,2,3,4,5            X
Greenpoint Financial Corp. (GPT)   Common  395384100    12,596,654    288,187     SHRS      X      1,2,3,4,5            X
Hilb, Rogal and Hamilton (HRH)     Common  431294107    28,801,238    755,938     SHRS      X      1,2,3,4,5            X
IMC Mortgage Co. (IMCC)            Common  449923101           528    229,516     SHRS      X      1,2,3,4,5            X
LaFarge North America, Inc. (LAF)  Common  505862102    16,175,814    397,929     SHRS      X      1,2,3,4,5            X
Lear Corp. (LEA)                   Common  521865105    18,403,979    297,030     SHRS      X      1,2,3,4,5            X
Lennar Corp. (LEN)                 Common  526057104     8,104,500    150,000     SHRS      X      1,2,3,4,5            X
LNR Property Corp. (LNR)           Common  501940100     3,656,741     68,312     SHRS      X      1,2,3,4,5            X
Martin Marietta Matl Inc (MLM)     Common  573284106    10,286,802    222,851     SHRS      X      1,2,3,4,5            X
Masco Corp. (MAS)                  Common  574599106    10,380,344    341,010     SHRS      X      1,2,3,4,5            X
MBIA Incorporated (MBI)            Common  55262C100     1,413,258     22,540     SHRS      X      1,2,3,4,5            X
MBNA Corp. (KRB)                   Common  55262L100    34,319,810  1,242,121     SHRS      X      1,2,3,4,5            X
Merrill Lynch Co. (MER)            Common  590188108    17,200,809    288,798     SHRS      X      1,2,3,4,5            X
Metlife Inc (MET)                  Common  59156R108    12,613,558    353,519     SHRS      X      1,2,3,4,5            X
Microsoft Corp (MSFT)              Common  594918104     2,770,022    111,112     SHRS      X      1,2,3,4,5            X
Monaco Coach Group (MNC)           Common  60886R103     5,003,506    186,698     SHRS      X      1,2,3,4,5            X
National City Corp. (NCC)          Common  635405103       417,282     11,728     SHRS      X      1,2,3,4,5            X
Nextcard, Inc. (NXCDQ)             Common  65332K107         2,151    430,235     SHRS      X      1,2,3,4,5            X
O Charleys Inc (CHUX)              Common  670823103     5,217,146    285,871     SHRS      X      1,2,3,4,5            X
Pacific Capital Bancorp (PCBC)     Common  69404P101     2,934,847     73,982     SHRS      X      1,2,3,4,5            X
Piper Jaffray Companies (PJC)      Common  724078100       648,699     11,980     SHRS      X      1,2,3,4,5            X
PNC Bancorp (PNC)                  Common  693475105    11,064,714    199,652     SHRS      X      1,2,3,4,5            X
Prepaid Legal (PPD)                Common  740065107     5,028,975    205,432     SHRS      X      1,2,3,4,5            X
Principal Finl Group Inc. (PFG)    Common  74251V102    17,232,378    483,648     SHRS      X      1,2,3,4,5            X
Protective Life Corp (PL)          Common  743674103    25,585,054    683,179     SHRS      X      1,2,3,4,5            X
Pulte Homes Inc. (PHM)             Common  745867101    70,036,874  1,259,656     SHRS      X      1,2,3,4,5            X
Royal Caribbean Cruises Ltd (RCL)  Common  010775124     8,301,384    188,240     SHRS      X      1,2,3,4,5            X
Sovereign Bancorp (SOV)            Common  845905108    39,272,392  1,833,445     SHRS      X      1,2,3,4,5            X
Stancorp Finl Group Inc (SFG)      Common  852891100    14,795,438    226,750     SHRS      X      1,2,3,4,5            X
TCF Financial Corp. (TCB)          Common  872275102    35,544,516    695,996     SHRS      X      1,2,3,4,5            X
Toll Brothers Inc. (TOL)           Common  889478103    92,260,153  2,030,820     SHRS      X      1,2,3,4,5            X
Travelers Prpty (TAPA)             Common  89420G109     9,650,477    562,710     SHRS      X      1,2,3,4,5            X
Triumph Group Inc. (TGI)           Common  896818101     2,779,175     84,090     SHRS      X      1,2,3,4,5            X
UnionBancal Corp. (UB)             Common  908906100    15,547,466    296,764     SHRS      X      1,2,3,4,5            X
United Companies Financial
   Corp. (UCFNQ)                   Common  909870107         4,509    150,305     SHRS      X      1,2,3,4,5            X
United Rentals Inc (URI)           Common  911363109    14,229,967    800,786     SHRS      X      1,2,3,4,5            X
United Rentals Inc (URI)           Common  911363109    15,635,823    879,900    CALLS      X      1,2,3,4,5            X
Universal Corp (UVV)               Common  913456109     4,916,835     96,750     SHRS      X      1,2,3,4,5            X
Unumprovident Corp (UNM)           Common  91529Y106    39,325,835  2,688,027     SHRS      X      1,2,3,4,5            X
US Bancorp (USB)                   Common  902973304    79,272,794  2,867,009     SHRS      X      1,2,3,4,5            X
US Freightways Corp (USFC)         Common  916906100     2,706,270     78,877     SHRS      X      1,2,3,4,5            X
Vornado Realty Trust (VNO)         Common  929042109     2,908,907     48,097     SHRS      X      1,2,3,4,5            X
Wachovia Corp. (WB)                Common  929903102     3,109,614     66,162     SHRS      X      1,2,3,4,5            X
Wal Mart Stores Inc. (WMT)         Common  931142103     3,248,807     54,428     SHRS      X      1,2,3,4,5            X
Washington Mutual (WM)             Common  939322103    25,325,095    592,955     SHRS      X      1,2,3,4,5            X
WCI Communities Inc (WCI)          Common  92923C104     7,382,473    294,945     SHRS      X      1,2,3,4,5            X
Wells Fargo & CO (WFC)             Common  949746101    47,237,732    833,558     SHRS      X      1,2,3,4,5            X
Westamerica Banc (WABC)            Common  957090103     3,050,357     60,451     SHRS      X      1,2,3,4,5            X
Willis Group Holdings Ltd (WSH)    Common  013131180    14,161,668    380,690     SHRS      X      1,2,3,4,5            X
Winnebago Inds Inc. (WGO)          Common  974637100     6,694,069    214,760     SHRS      X      1,2,3,4,5            X
Total





00705.0010 #486178